INCOME TAXES - Schedule of Reconciliation of Income Tax (Credit) Expense from (Loss) Income Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
(Loss) income before income tax	$ (302,459)	$ (406,103)	$ 44,031
Macau Complementary Tax rate	12.00%	12.00%	12.00%
Income tax (credit) expense at Macau Complementary Tax rate	$ (36,295)	$ (48,732)	$ 5,284
Effect of different tax rates of subsidiaries operating in other jurisdictions	(5,385)	(2,995)
Over provision in prior years	(21)	0	0
Effect of income for which no income tax expense is payable	(534)	(295)
Effect of expenses for which no income tax benefit is receivable	20,970	19,724	17,438
Effect of profits exempted from Macau Complementary Tax			(42,203)
Effect of tax losses that cannot be carried forward	5,532	10,768
Change in valuation allowances	(925)	7,361	5,017
Expired tax losses	16,201	13,158	14,866
Total income tax (credit) expense	$ (457)	$ (1,011)	$ 402